Subsequent events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events
Note 4 - Subsequent events

On July 25, 2024, the Company entered into Securities Purchase Agreements with existing and new investors of the Company (the "Purchasers"), pursuant to which the Company agreed to sell $10.0 million of its ADSs in a private placement transaction, (or "The Private Placement"). The Private Placement closed on July 30, 2024, at which time the Company sold to the Purchasers 4,148,867 ADSs together with pre-funded warrants to purchase up to 3,948,300 ADSs at an exercise price of $0.0001 per ADS. The Private Placement did not include any warrant coverage or other dilutive terms.